LOANS RECEIVABLE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	$ 0	$ 5,749
Other Comprehensive Income (Loss) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Loan and Lease Losses	884	1,180	$ 80
Collateral Pledged [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross		132,841		$ 123,673
Uncollateralized [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Gross	$ 16,187	$ 4,007
Maximum [Member] | Collateral Pledged [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Term	36 months
Interest rate	18.00%	21.60%
Maximum [Member] | Uncollateralized [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Term	36 months
Interest rate	28.00%	18.00%
Minimum [Member] | Collateral Pledged [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Term		3 months
Interest rate	7.80%	6.00%
Minimum [Member] | Uncollateralized [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Term	1 month
Interest rate	1.00%	5.40%